Note 13 - Intangible Assets: Schedule of Finite-Lived Intangible Assets (Tables)	3 Months Ended
Mar. 31, 2016
Tables/Schedules
Schedule of Finite-Lived Intangible Assets
	31-Mar-16	31-Dec-15
Patents	$86,998	$63,554
Trademarks	277	277
Goodwill	3,057,003	3,057,003
Intangible assets	3,144,278	3,120,834
Less impairments	0	0
Intangible assets, net	$3,144,278	$3,120,834